Condensed financial information of the Company	12 Months Ended
Dec. 31, 2012
Condensed financial information of the Company [Abstract]
Condensed financial information of the Company

24. Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. (the "Company") have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$356,622,317 as of December 31, 2012 (2011:US$340,579,209).

Condensed Balance Sheets

	Year ended December 31
	2011	2012
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	8,516,544	3,761,752

Other current assets	3,167	-
Due from a subsidiary	281,467,371	295,060,868
Total current assets	289,987,082	298,822,620

Other assets	750,743	202,490
Investments in subsidiaries	410,994,746	585,865,093

TOTAL ASSETS	701,732,571	884,890,203

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	25,000,000	25,000,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	1,167,502	1,372,348
Other long-term debt due within one year	313,300	41,063,780

Total current liabilities	27,396,380	68,351,706

Other long-term debt	39,708,981	-
Long term bank loans	-	35,000,000

Total liabilities	67,105,361	103,351,706

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,341	15,358
Treasury shares	(7,958,841)	(13,667,122)
Additional paid-in capital	509,713,488	511,964,127
Retained earnings	132,857,222	283,226,134

Total shareholders' equity	634,627,210	781,538,497

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	701,732,571	884,890,203

Condensed Statements of Comprehensive Income

	Year ended December 31
	2010	2011	2012
	US$	US$	US$
Sales tax	(330,904)	(3,104)	-

General and administrative expenses	(1,098,624)	(2,360,042)	(4,422,692)

Operating loss	(1,429,528)	(2,363,146)	(4,422,693)
Interest expense	(8,497,106)	(8,022,254)	(9,243,078)
Interest income	130,128	6,818	722
Change in fair value of warrant liability	841,560	-	-
Equity in profit of subsidiaries, net	60,388,873	112,676,827	170,662,644

Income from operations before income taxes	51,433,927	102,298,245	156,997,595
Income taxes	(293,716)	(375)	-

Net income attributable to common shareholders	51,140,211	102,297,870	156,997,595

Other comprehensive income, net of tax
Foreign currency translation adjustments	14,793,091	28,410,852	2,140,848

Comprehensive income attributable to shareholders	65,933,302	130,708,722	159,138,443

Condensed Statements of Cash Flows

	Year ended December 31
	2010	2011	2012
	US$	US$	US$
Cash flows from operating activities:
Net income	51,140,211	102,297,870	156,997,595
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(60,388,873)	(112,676,827)	(170,662,644)
Depreciation and amortization	-	319,779	-
Accretion of long-term debt	-	1,021,368	1,024,166
Change in fair value of warrant liability	(841,560)	-	-
Stock based compensation expense	-	38,382	84,988

Changes in operating assets and liabilities:
Other receivables	(2,792)	(3,137)	-
Other assets	508,595	348,766	551,420
Income tax payable	(829,790)	375	-
Other tax payable	222,476	(24,116)	-
Other payable and accrued liabilities	(1,175,084)	864,636	204,846
Accrued interest	(5,812,765)	(514,226)	17,333

Net cash used in operating activities	(5,554,052)	(8,327,130)	(11,782,296)

Cash flows from financing activities:
Changes in due from a subsidiary	73,204,741	7,458,606	(13,593,497)
Proceeds from short-term debt	-	25,000,000	25,000,000
Repayments of short-term bank loans	-	-	(25,000,000)
Proceeds from other long-term debt	10,000,000	-	35,000,000
Repayment of other debt	(77,954,175)	-	-
Purchase of treasury shares	-	(7,958,841)	(5,708,281)
Dividends to shareholders	-	(7,661,057)	(8,769,530)
Proceeds from issuance of common shares	15,188	22	98,812

Net cash provided by financing activities	5,265,754	16,838,730	7,027,504

Net (decrease)/ increase in cash and cash equivalents	(288,298)	8,511,600	(4,754,792)
Cash and cash equivalents, at the beginning of the year	293,242	4,944	8,516,544

Cash and cash equivalents, at end of the period	4,944	8,516,544	3,761,752
SUPPLEMENTARY INFORMATION OF NON-CASH FINANCING ACTIVITIES
Non-cash repayment of other debt	30,000,000	-	-

(a) Basis of presentation

In the Company-only financial statements, the Company's investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323 "Investment-Equity Method and Joint Ventures" ("ASC 323"). Such investment is presented on the balance sheet as "Investments in subsidiaries" and share of the subsidiaries' profit or loss as "Equity in profit of subsidiaries, net" on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b) Related party transactions

As of December 31, 2011 and 2012, the Company has US$281,467,371 and US$295,060,868 due from a subsidiary. These amounts reflect intercompany loans from the Company to Xinyuan (China) Real Estate, Ltd. ("WFOE"), a wholly-owned subsidiary of the Company. While intercompany loans have no fixed payments terms, the Company has a legally enforceable right to demand payment and the WFOE has the ability to repay the outstanding balance on demand.

The Company entered into a consulting agreement with a consulting company that is beneficially owned by Yong Cui ("Dr. Cui"), one of the directors of the Company, in April 2005. Under this agreement, the consulting company agreed to provide certain financial consulting services to the Company. This consulting agreement was renewed in December 2006, under which the Company agreed to pay an annual fee of RMB240,000 or US$30,735. In February 2010, the Company renewed this consulting agreement, under which the Company agreed to pay an annual fee of RMB500,000 or US$77,382 at the then prevailing exchange rate. In January 2011, the consulting activities were expanded to include development of commercial real estate in China and residential real estate in the U.S. as well as to develop financing channels in Asia. The Company agreed to pay an annual fee of US$600,000 for these services from January 2011 forward pursuant to a contract entered into in April 2012, which was further amended in December 2012. Under this agreement, Dr. Cui was paid US$1,050,000 in 2012 for services performed in 2011 and 2012. As of December 31, 2011 and 2012, there were no balances due to Dr. Cui.

The Company entered into a business development advisory services agreement with Karmen Equities Limited, of which Omer Ozden, one of the Group's directors, is a minority shareholder in November 2011. The term of this agreement is six months with advisory fees basely on hourly rate; the agreement shall be automatically renewed for an additional six month period upon expiration on a continuous basis. During the year ended December 31, 2012, the Company paid Karmen Equities Limited US$88,874 (2011: US$ nil). There were no balances due to Karmen Equities Limited as of December 31, 2011 and 2012.

(c) Commitments

The Company does not have significant commitments or long-term obligations as of the period end presented.